Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jul. 13, 2021
Beginning balance, shares at Jul. 13, 2021
Common shares issued to initial stockholders	$ 690	24,310		25,000
Common shares issued to initial stockholders, shares	6,900,000
Issuance of Representative Shares	$ 24	846		870
Issuance of Representative Shares, shares	240,000
Sale of private placement units	$ 117	11,709,883		11,710,000
Sale of private placement units, shares	1,171,000
Initial classification of warrants included in the units sold in the Initial Public Offering		12,834,000		12,834,000
Common stock Accretion to redemption value		(24,569,039)	(8,065,487)	(32,634,526)
Net income			(138,439)	(138,439)
Ending balance, value at Dec. 31, 2021	$ 831		(8,203,926)	(8,203,095)
Ending balance, shares at Dec. 31, 2021	8,311,000
Net income			1,931,302	1,931,302
Accretion - increase in redemption value of common stock subject to redemptions			(3,055,443)	(3,055,443)
Ending balance, value at Dec. 31, 2022	$ 831		$ (9,328,067)	$ (9,327,236)
Ending balance, shares at Dec. 31, 2022	8,311,000